Defined Contribution Plan	12 Months Ended
Dec. 31, 2013
Defined Contribution Plan

12.    Defined Contribution Plan

The Company sponsors a defined contribution plan (the “401(k) Plan”) for its full time employees, with eligibility commencing on the month following an employee’s date of hire. Employee contributions to the 401(k) Plan are based on a percentage of the employee’s gross compensation, limited by Internal Revenue Service guidelines for such plans. The 401(k) Plan provides for matching and discretionary contributions by the Company, which were $0.3 million for each of the years ended December 31, 2012 and 2013.